Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segmented Information [Abstract]
Schedule of Revenues by Geographic Area	Revenues by geographic area are as follows:
	December 31, 2024	December 31, 2023
	US$	US$
Canada	2,061,215	924,531
New Zealand	1,228,647	1,176,288
Total	3,289,862	2,100,819